Long-Term Debt (Details 1) - Southland Holdings Llc [Member] $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 41,333
2023	64,574
2024	42,459
2025	49,242
2026	26,010
Thereafter	13,312
Total	$ 236,930